Property and Equipment, Net (Details) - Schedule of Depreciation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net (Details) - Schedule of Depreciation Expense [Line Items]
Depreciation expense, Total	$ 424	$ 346	$ 114
Cost of revenues [Member]
Property and Equipment, Net (Details) - Schedule of Depreciation Expense [Line Items]
Depreciation expense, Total	261	145
Sales and marketing expenses [Member]
Property and Equipment, Net (Details) - Schedule of Depreciation Expense [Line Items]
Depreciation expense, Total		26
General and administrative expenses [Member]
Property and Equipment, Net (Details) - Schedule of Depreciation Expense [Line Items]
Depreciation expense, Total	151	155	44
Research and development expenses [Member]
Property and Equipment, Net (Details) - Schedule of Depreciation Expense [Line Items]
Depreciation expense, Total	$ 12	$ 20	$ 70